BUSINESS COMBINATIONS AND DISPOSITIONS (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 EMA Acquisition	Sep. 30, 2011 EMA Acquisition	Sep. 30, 2011 EMA Acquisition	Dec. 31, 2011 EMA Acquisition	Dec. 31, 2010 EMA Acquisition	Dec. 30, 2011 EMA Acquisition	Nov. 30, 2011 Stereolithography resin and Digitalis machine manufacturing businesses	Dec. 31, 2011 Stereolithography resin and Digitalis machine manufacturing businesses	Dec. 31, 2010 Stereolithography resin and Digitalis machine manufacturing businesses
BUSINESS COMBINATIONS AND DISPOSITIONS
Cash paid for business acquisition, net of cash acquired	$ 18	$ 23				$ 11
Excess of acquisition cost over historical carrying values											7
Net sales related to the business acquired							7	19	23	17
Net loss associated with the business acquired						3			3
Cash received from 3D Systems Corporation												41
Revenues														7
Gain on sale included in other income	(2)	5	38	(8)	2								34
Goodwill derecognized due to sale of business												$ 2